Financial risk management objectives and policies - Disclosure of maturity analysis for non-derivative financial liabilities (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 82,315,173	$ 155,020,918
Bank borrowings	162,248,311	393,558,087
Financial liabilities included in other payables and accruals	102,788,191	72,107,680
Convertible bonds		125,319,026
Non-derivative financial liabilities, undiscounted cash flows	$ 347,351,675	$ 746,005,711
Weighted average interest rate	6.30%	2.10%
Convertible Bond [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate		7.80%
Bank borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	6.30%	2.10%
On demand or less than 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 82,315,173	$ 155,020,918
Bank borrowings	158,011,249	390,926,836
Financial liabilities included in other payables and accruals	102,788,191	72,107,680
Non-derivative financial liabilities, undiscounted cash flows	343,114,613	618,055,434
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings	622,237	2,631,251
Non-derivative financial liabilities, undiscounted cash flows	622,237	2,631,251
1 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings	3,614,825
Convertible bonds		125,319,026
Non-derivative financial liabilities, undiscounted cash flows	$ 3,614,825	$ 125,319,026